Subsequent Events	6 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 — SUBSEQUENT EVENTS

On April 24, 2023, Mr. David Sherman, a director of the Company, notified the Company of his resignation as a director of the Company and the chairman of the audit committee of the board of directors, effective May 2, 2023.

On May 3, 2023, the Company’s board of directors appointed Mr. Yongping Yu as a director of the Company and the chairman of the nominating and corporate governance committee.

On May 5, 2023, a subsidiary of the Company, Jiangxi Universe, entered into a loan agreement with Zhujiang Rural Bank to borrow RMB 3 million (equivalent to $436,834) as working capital for one year, with the maturity date on May 4, 2024. The fixed interest rate of the loan was 5.0% per annum. The Company pledged certain patents owned by the Company as collateral to guarantee this loan.

On July 18, 2023, a subsidiary of the Company, Jiangxi Universe, entered into a loan agreement with Beijing Bank to borrow RMB 10 million (equivalent to $1,456,110) as working capital for one year, with the maturity date on July 17, 2024. The fixed interest rate of the loan was 4.25% per annum. There was no guarantee requirement for this loan.

On July 27, 2023, the Company completed a share consolidation of six (6) ordinary shares with par value of $0.003125 per share each in the Company’s issued and unissued share capital into one (1) ordinary share with par value of US$0.01875 (the “Share Consolidation”). As a result of the Share Consolidation, each six (6) pre-consolidation ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholders. Our unaudited condensed consolidated financial statements were retrospectively restated for effect of the 6-for-1 Shares Consolidation.

On August 8, 2023, the Company issued 20,974 shares to existing shareholders to round up any fractional post-consolidation shares. No fractional shares were issued under the Share Consolidation. The holdings of any shareholder who would otherwise be entitled to receive a fractional share as a result of the Share Consolidation were rounded up to the next higher whole number.